2a. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 12,000	$ 1,000